Income Taxes (Details) - Schedule of tax expense recognized in other comprehensive income or directly in equity - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax expense recognized in other comprehensive income or directly in equity [Abstract]
Financing costs - recognized in statement of equity	$ (438)	$ (2,698)
Unrealized gain or loss on marketable securities - recognized in OCI	(61)	106
Total	$ (499)	$ (2,592)